United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___06/30/10___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Barbara Roszel
Title:	Chief Compliance Officer
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		__06/30/10____


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101     3208   121386 SH       SOLE                   121386
Aeropostale Inc                COM              007865108     2558    89302 SH       SOLE                    89302
Aflac Inc                      COM              001055102     5112   119797 SH       SOLE                   119797
Best Buy Inc                   COM              086516101     4114   121489 SH       SOLE                   121489
Blackboard Inc                 COM              091935502     3006    80519 SH       SOLE                    80519
CGI Group Inc CL A             COM              39945c109     3616   242170 SH       SOLE                   242170
CNInsure Inc - ADR             COM              18976m103     4071   156924 SH       SOLE                   156924
Canadian National Railway Co   COM              136375102     4960    86446 SH       SOLE                    86446
Cerner Corp                    COM              156782104     6083    80157 SH       SOLE                    80157
Check Point Software Tech      COM              M22465104     3921   132992 SH       SOLE                   132992
Cognizant Tech Solutions-A     COM              192446102     7363   147084 SH       SOLE                   147084
EMC Corp                       COM              268648102     4414   241211 SH       SOLE                   241211
Express Scripts Inc            COM              302182100     7463   158723 SH       SOLE                   158723
F5 Networks Inc                COM              315616102     3623    52830 SH       SOLE                    52830
Flir Systems Inc               COM              302445101     6877   236419 SH       SOLE                   236419
Google Inc CL A                COM              38259P508     5343    12008 SH       SOLE                    12008
ITT Corp                       COM              450911102     4391    97751 SH       SOLE                    97751
Intuit Inc                     COM              461202103     3068    88235 SH       SOLE                    88235
Intuitive Surgical Inc         COM              46120e602     3164    10026 SH       SOLE                    10026
Jacobs Engineering Group Inc   COM              469814107     3455    94813 SH       SOLE                    94813
Kirby Corp.                    COM              497266106     4150   108508 SH       SOLE                   108508
Lincoln Electric Holdings      COM              533900106     2058    40364 SH       SOLE                    40364
Mantech Int'l Corp A           COM              564563104     4099    96296 SH       SOLE                    96296
Micros Systems Inc             COM              594901100     3367   105660 SH       SOLE                   105660
Novo-Nordisk Spons ADR         COM              670100205     6246    77096 SH       SOLE                    77096
Petsmart, Inc.                 COM              716768106     3679   121944 SH       SOLE                   121944
Ross Stores Inc                COM              778296103     2232    41886 SH       SOLE                    41886
Southwestern Energy Company    COM              845467109     3936   101872 SH       SOLE                   101872
Teva Pharm Ind-SP ADR          COM              881624209     5540   106557 SH       SOLE                   106557
Tractor Supply                 COM              892356106     7044   115539 SH       SOLE                   115539
Visa Inc - Class A Shares      COM              92826c839     3896    55065 SH       SOLE                    55065